Plant and Equipment (Tables)	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Schedule of Property and Equipment
2015

Leasehold improvements	$17,149
Office equipment	3,260
20,409
Accumulated depreciation	(2,207)
Balance as at December 31	$18,202